Issued capital	12 Months Ended
Dec. 31, 2023
Disclosure Of Issued Capital [Abstract]
Issued capital

14. Issued capital

14.1 Common Shares

The authorized share capital of the Company consists of an unlimited number of common shares and an unlimited number of preferred shares issuable in series without par value.

On October 16, 2020, GoldMining, the Company's former parent, subscribed for 5,000,000 GRC Shares for cash of $50. On December 4, 2020, the Company completed a private placement of 1,325,000 GRC Shares for gross proceeds of $2,849.

On March 11, 2021, the Company completed its initial public offering and issued 18,000,000 units at a price of $5.00 per unit for gross proceeds of $90,000. Each unit consisted of one GRC Share and one half of a common share purchase warrant, and each common share purchase warrant entitles the holder to acquire a GRC Share at a price of $7.50 per share until March 11, 2024. Further, the underwriters exercised the over-allotment option to purchase 721,347 additional GRC shares for gross proceeds of $3,603 and 1,350,000 additional common share purchase warrants for gross proceeds of $14.

On April 19, 2021, the Company entered into an agreement with a service provider for the provision of digital marketing and advertising services. The total fee was paid in cash and 75,000 GRC Shares with a fair value of $4.60 per share. During the years ended September 30, 2022 and 2021, the Company amortized the prepaid fee over the term of the agreement and recognized $173 and $172, respectively, as share-based compensation expense.

On August 23, 2021, the Company completed its acquisition of Ely by issuing 30,902,176 GRC Shares with fair value of $130,194 (Note 3).

On October 12, 2021, the Company issued 120,000 GRC Shares with a fair value of $626 to Blender Media Inc. ("Blender") as compensation for the expanded scope of digital marketing services for a contract term ending on June 27, 2022 (Note 18). $626 was recognized as share-based compensation expense for the year ended September 30, 2022.

On November 5, 2021, the Company completed its acquisitions of Golden Valley and Abitibi by issuing an aggregate of 61,104,200 GRC Shares with a fair value of $296,966 (Note 3).

14. Issued capital (continued)

14.1 Common Shares (continued)

On March 1, 2022, the Company issued 207,449 GRC Shares to acquire a royalty on a portion of the Côté Gold Project. In addition, on May 25, 2022, the Company issued an additional 50,000 GRC Shares to third parties in connection with certain acknowledgement in connection with the transaction (Note 5).

On March 22, 2022 and May 19, 2022, the Company issued 39,435 GRC Shares with fair value of $148 to service providers for the provision of marketing services. The Company amortized the prepaid fee over the term of the agreement and recognized $148 as share-based compensation expense for the year ended September 30, 2022.

On July 5, 2022, the Company issued 56,757 GRC Shares with fair value of $124 to service providers for the provision of marketing services. The Company amortized the prepaid service fee over the term of the agreement and recognized $61, $32 and $31 as share-based compensation expense for the year ended December 31, 2023, the three months ended December 31, 2022 and the year ended ended September 30, 2022, respectively.

On September 27, 2022 the Company issued 9,393,681 GRC Shares to acquire a portfolio of royalties from NGM (Note 5).

During the year ended September 30, 2022, the Company issued 402,938 GRC Shares in exchange for the exercise of 1,644,649 Ely Warrants and received gross proceeds of $856.

On May 18, 2023, the Company issued 10,000 GRC Shares with fair value of $22 to service providers for the provision of marketing services. The Company amortized the prepaid service fee over the term of the agreement and recognized $22 as share-based compensation expense for the year ended December 31, 2023.

During the year ended December 31, 2023, the Company issued 589,787 shares for total proceeds of $168 in satisfaction of stock options held by former officers and directors of Golden Valley, common share purchase warrants and stock options.

During the year ended December 31, 2023, the Company issued 162,967 GRC shares in satisfaction of the dividend reinvestment plan and 496,785 GRC Shares to acquire a portfolio of royalties from SOQUEM (Note 5).

14.2 At-the-Market Program

On August 15, 2022, the Company entered into an equity distribution agreement (the "Equity Distribution Agreement") with a syndicate of agents, providing for the issuance of up to $50 million shares of GRC from treasury to the public from time to time pursuant to an "at the market" equity program (the "ATM Program"). The Equity Distribution Agreement was terminated on September 1, 2023.

During the year ended December 31, 2023, the Company issued 496,438 under the Company’s ATM for net proceed of $1,223. No shares were issued under the ATM during the three months ended December 31, 2022.

14.3 Restricted Shares

On October 19, 2020, the Company issued 1,500,000 restricted shares (the "Restricted Shares") to certain officers and directors of the Company and GoldMining, the terms of which were subsequently amended on January 10, 2021. The Restricted Shares were subject to restrictions that, among other things, prohibited the transfer thereof until certain performance conditions were met. In addition, if such conditions were not met within applicable periods, the restricted shares will be deemed forfeited and surrendered by the holder thereof to the Company without the requirement of any further consideration. The performance conditions were as follows:

(1)
with respect to one-third of the Restricted Shares awarded to the holder, if the Company's initial public offering or any liquidity event (being any liquidation, dissolution or winding-up of the Company or distribution of all or substantially all of the Company's assets among shareholders or a change of control transaction) occurs that values the Company at a minimum of $50,000,000 (condition met);
(2)
with respect to one-third of the Restricted Shares awarded to the holder, if the Company receives $1,000,000 of royalty payments under any of the Company's royalty interests prior to October 19, 2023 (condition met); and
(3)
with respect to one-third of the Restricted Shares awarded to the holder, if the holder continues to be a director, officer, employee or consultant of the Company or an entity that is under common control with the Company for a period of one year after the initial public offering is completed (condition met).

During the years ended September 30, 2022 and 2021, the Company recognized share-based compensation expense of $276 and $409, respectively, related to the Restricted Shares.

14. Issued capital (continued)

14.4 Restricted Share Units

The following outlines the movements of the Company's RSUs:

	Number of RSUs	Weighted Average Grant Price ($)
Balance at September 30, 2021	—	—
Granted	167,849	4.84
Forfeited	(2,005)	4.92
Balance at September 30, 2022	165,844	4.84
Granted	603,703	2.81
Balance at December 31, 2022	769,547	3.25
Granted	1,556,164	1.55
Vested	(257,489)	3.24
Forfeited	(3,102)	2.81
Balance at December 31, 2023	2,065,120	1.97

The Company's RSUs vest in three equal annual instalments during the recipient's continual service with the Company. The Company classifies RSUs as equity instruments since the Company has the ability and intent to settle the awards in common shares. The compensation expense is calculated based on the fair value of each RSU as determined by the closing value of GRC Shares at the date of the grant. The Company recognizes compensation expense over the vesting period of the RSUs.

The Company granted to certain officers, directors, and consultants 1,556,164 RSUs at a weighted average value of $1.55 during the year ended December 31, 2023, 603,703 RSUs at a weighted average value of $2.81 during the three months ended December 31, 2022 and 167,849 RSUs at a weighted average value of $4.91 during year ended September 30, 2022. Share-based compensation expense of $1,318, $201 and $341 were recognized for the year ended December 31, 2023, the three months ended December 31, 2022 and the year ended September 30, 2022, respectively related to the RSUs.

14. Issued capital (continued)

14.5 Reserves

The following outlines the movements of the Company's common share purchase warrants, share options, RSUs and convertible debentures:

	Reserves
	Warrants	Share Based Awards	Convertible Debentures	Total
	($)	($)	($)	($)
Balance at September 30, 2020	—	—	—	—
Initial public offering:
Common share purchase warrants issued to for cash	7,045	—	—	7,045
Underwriters’ fees and issuance costs	(416)	—	—	(416)
Ely Warrants recognized in equity	2,603	—	—	2,603
Exercise of Ely Warrants	(27)	—	—	(27)
Share-based compensation - share options	—	2,199	—	2,199
Balance at September 30, 2021	9,205	2,199	—	11,404
Exercise of Ely Warrants	(913)	—	—	(913)
Share options issued to replace Golden Valley’s share options	—	8,991	—	8,991
Share-based compensation - share options	—	1,551	—	1,551
Share-based compensation - RSUs	—	341	—	341
Balance at September 30, 2022	8,292	13,082	—	21,374
Share-based compensation - share options	—	845	—	845
Share-based compensation - RSUs	—	201	—	201
Balance at December 31, 2022	8,292	14,128	—	22,420
Vesting of RSUs	—	(826)	—	(826)
Exercise of share options - Golden Valley Abitibi Royalties Ltd	—	(1,823)	—	(1,823)
Convertible debentures:
Equity component of convertible debentures issued for cash, net of taxes	—	—	12,270	12,270
Transaction fees and issuance costs	—	—	(538)	(538)
Share-based compensation - share options	—	1,405	—	1,405
Share-based compensation - RSUs	—	1,318	—	1,318
Balance at December 31, 2023	8,292	14,202	11,732	34,226

Common Share Purchase Warrants

On March 11 and 12, 2021, the Company issued a total of 10,350,000 common share purchase warrants at an exercise price of $7.50 per share. The number of common share purchase warrants outstanding as at December 31, 2023 was 10,350,000 warrants at an exercise price of $7.50 per share and with a weighted average remaining contractual life of 0.19 years. The number of common share purchase warrants outstanding as at December 31, 2022 was 10,350,000 warrants at an exercise price of $7.50 per share and with a weighted average remaining contractual life of 1.19 years. The number of common share purchase warrants outstanding as at September 30, 2022 was 10,350,000 warrants at an exercise price of $7.50 per share and with a weighted average remaining contractual life of 1.40 years. The number of common share purchase warrants outstanding as at September 30, 2021 was 10,350,000 warrants at an exercise price of $7.50 per share and with a weighted average remaining contractual life of 2.44 years.

As at December 31, 2023, there were 2,430,000 Ely Warrants outstanding which are exercisable into 595,350 GRC Shares based on a 0.2450 exchange ratio. The Ely Warrants has a weighted average exercise price of C$4.59 per GRC Share and with a weighted average remaining contractual life of 1.63 years.

As at December 31, 2022, there were 11,518,252 Ely Warrants outstanding which are exercisable into 2,821,971 GRC Shares based on a 0.2450 exchange ratio. The Ely Warrants has a weighted average exercise price of C$4.31 per GRC Share and with a weighted average remaining contractual life of 0.61 years.

14. Issued capital (continued)

14.5 Reserves (continued)

Common Share Purchase Warrants (continued)

As at September 30, 2022, there were 13,518,252 Ely Warrants outstanding which are exercisable into 3,311,971 GRC Shares based on a 0.2450 exchange ratio. The Ely Warrants has a weighted average exercise price of C$4.48 per GRC Share and with a weighted average remaining contractual life of 0.98 years.

As at September 30, 2021, there were 15,885,153 Warrants outstanding which are exercisable into 3,891,862 GRC Shares based on a 0.2450 exchange ratio. The Ely Warrants has a weighted average exercise price of C$4.17 per GRC Share and with a weighted average remaining contractual life of 1.80 years.

Share Options

The Company adopted a long-term incentive plan (the "LTIP") which provides that the Board of Directors may, from time to time, in its discretion, grant awards of restricted share units, performance share units, deferred share units and share options to directors, officers, employees and consultants. The aggregate number of common shares issuable under the LTIP in respect of awards shall not exceed 10% of the common shares issued and outstanding.

The following outlines the movements of the Company's common share options:

	Number of options	Weighted Average Exercise Price ($)
Balance at September 30, 2020	—	—
Granted	3,016,200	4.97
Balance at September 30, 2021	3,016,200	4.97
Golden Valley share options exchanged for GRC share options (Note 3)	2,498,045	1.32
Granted	577,031	4.52
Forfeited	(61,200)	4.26
Balance at September 30, 2022	6,030,076	3.42
Granted	2,271,592	2.58
Forfeited	(65,000)	4.29
Balance at December 31, 2022	8,236,668	3.18
Granted	5,000	2.33
Exercised - Golden Valley Abitibi Royalties Ltd.	(332,298)	1.04
Forfeited - Golden Valley Abitibi Royalties Ltd.	(143,159)	1.04
Balance at December 31, 2023	7,766,211	3.31

The weighted average share price at the date of exercise of options exercised during the year ended December 31, 2023 was $1.94.

During the year ended December 31, 2023, the Company granted 5,000 share options at an exercise price of $2.33 to an employee. These share options are exercisable for a period of 5 years from the date of grant and will vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.

During the three months ended December 31, 2022, the Company granted 30,000 share options at an exercise price of $2.13, 5,000 share options at an exercise price of $2.49 per share and 2,236,592 at an exercise price of $2.59 to directors, officers and employees. These share options are exercisable for a period of 5 years from the date of grant and will vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.

During the year ended September 30, 2022, the Company granted 404,517 share options at an exercise price of $4.93, 5,000 share options at an exercise price of $4.62 per share, 100,000 share options at an exercise price of $4.14, 17,514 share options at an exercise price of $3.06, 25,000 share options at an exercise price of $2.73 and 25,000 share options at an exercise price of $2.16 to directors, officers and employees. These share options are exercisable for a period of 5 years from the date of grant and will vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.

14. Issued capital (continued)

14.5 Reserves (continued)

Share Option (continued)

During the year ended September 30, 2021, the Company granted 2,505,000 share options at an exercise price of $5.00, 305,000 share options at an exercise price of $4.78 per share and 206,200 share options at an exercise price of $4.85 to directors, officers and employees. These share options are exercisable for a period of 5 years from the date of grant and will vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.

The fair values of the share options granted during the year ended December 31, 2023, three months ended December 31, 2022, and years ended September 30, 2022, and 2021 were estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the year ended December 31, 2023	For the three months ended December 31, 2022 (transition period)	For the year ended September 30, 2022	For the year ended September 30, 2021
	($)	($)	($)	($)
Risk-free interest rate	4.55%	1.90%	1.39%	0.34%
Expected life (years)	1.37	2.93	2.87	2.99
Expected volatility	41.83%	42.12%	47.99%	37.00%
Expected dividend yield	1.72%	0.65%	0.14%	0.00%
Estimated forfeiture rate	13.33%	1.72%	0.05%	1.98%

As there is insufficient trading history of the Company's common shares prior to the date of grant, the expected volatility is based on the historical share price volatility of a group of comparable companies in the sector in which the Company operates over a period similar to the expected life of the share options.

A summary of share options outstanding and exercisable as at December 31, 2023, are as follows:

	Options Outstanding			Options Exercisable
Exercise Price ($)	Number of Options Outstanding	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)	Number of Options exercisable	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)
1.00 to 1.99	1,975,472	1.36	2.55	1,975,472	1.36	2.55
2.00 to 2.99	2,373,708	2.58	3.87	1,797,060	2.58	3.85
3.00 to 3.99	17,514	3.06	3.39	17,514	3.06	3.39
4.00 to 4.99	894,517	4.86	2.73	894,517	4.86	2.73
5.00 and above	2,505,000	5.00	2.19	2,505,000	5.00	2.19
	7,766,211	3.31	2.86	7,189,563	3.37	2.77

The fair value of the Company's share options recognized as share-based compensation expense during the year ended December 31, 2023, the three months ended December 31, 2022 and years ended September 30, 2022 and 2021 were $1,405, $845, $1,551 and $2,199, respectively.

14.6 Dividends

On January 18, 2022, the Company announced and declared an inaugural quarterly cash dividend of $0.01 per common share. The Company paid a dividend of $2,892, $1,439 and $4,032 for the year ended December 31, 2023, the three months ended December 31, 2022, and the year ended September 30, 2022, respectively. On July 31, 2023, the Company suspended its quarterly dividends payments.

14. Issued capital (continued)

14.7 Dividend Reinvestment Plan (“DRIP”)

On February 16, 2023, the Company adopted the DRIP which provides eligible shareholders of the Company with the opportunity to have all or a portion of the cash dividends declared on their common shares automatically reinvested into additional common shares, without paying brokerage commissions. The Company has the discretion to cause share issuances under the DRIP to be satisfied by issuing common shares from treasury or through purchases of common shares on the open market including the facilities of the NYSE American.